CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 128,430	$ 293,410
Receivables, net	313,343	143,238
Inventories	240,437	97,631
Deferred income taxes	61,079	62,371
Prepaid expenses	49,974	28,179
Other current assets	45,649	4,798
Current assets of discontinued operations		5,912
Total current assets	838,912	635,539
Mineral interests, net	3,056,258	17,305
Property, plant and equipment, net	1,631,333	772,696
Deferred income taxes	109,300	149,520
Goodwill	1,066,754
Other long-term assets	153,951	82,705
Total assets	6,856,508	1,657,765
LIABILITIES AND STOCKHOLDERS' EQUITY
Current debt	56,695	13,903
Accounts payable	112,661	70,692
Accrued expenses	229,067	52,399
Accumulated postretirement benefits obligation	27,247	24,753
Other current liabilities	63,757	24,362
Current liabilities of discontinued operations		7,738
Total current liabilities	489,427	193,847
Long-term debt	2,269,020	154,570
Deferred income taxes	1,029,336
Accumulated postretirement benefits obligation	550,671	451,348
Other long-term liabilities	381,537	262,934
Total liabilities	4,719,991	1,062,699
Commitments and Contingencies (Note 14)
Stockholders' equity:
Common stock, $0.01 par value per share: Authorized-200,000,000 shares; issued-62,444,905 and 53,136,977 shares, respectively	624	531
Preferred stock, $0.01 par value per share: Authorized-20,000,000 shares; issued-0 shares
Capital in excess of par value	1,620,430	355,540
Retained earnings	744,939	411,383
Accumulated other comprehensive income (loss):
Pension and other post-retirement benefit plans, net of tax	(225,541)	(172,317)
Foreign currency translation adjustment	(3,276)
Unrealized loss on hedges, net of tax	(787)	(71)
Unrealized investment gain, net of tax	128
Total stockholders' equity	2,136,517	595,066
Total liabilities and stockholders' equity	$ 6,856,508	$ 1,657,765